BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 30, 2013	Apr. 25, 2012
BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES [Abstract]
Number of new built jumbo dry barges agreed to sell			24
Charter period	10 years
Number of jumbo dry barges delivered and lease back	14	10
Obligations under operating lease [Abstract]
2013	$ 2,019
2014	1,949
2015	1,879
2016	1,809
2017	1,739
Thereafter	7,430
Total	16,825
Rent expense	$ 266